Quarterly Report
November 30, 2024
SSGA Funds
State Street International Stock Selection Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedule of Investments (Unaudited)	5

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 7.6%
AGL Energy Ltd.	90,496	$661,243
Aristocrat Leisure Ltd.	7,344	324,605
Commonwealth Bank of Australia	441	45,625
GrainCorp Ltd. Class A	60,482	308,170
Helia Group Ltd.	162,253	473,167
JB Hi-Fi Ltd.	10,776	638,770
Magellan Financial Group Ltd.	73,738	525,806
NRW Holdings Ltd.	240,197	611,148
Perseus Mining Ltd.	382,730	659,190
Qantas Airways Ltd. (a)	222,618	1,273,719
Ramelius Resources Ltd.	48,353	66,246
Resolute Mining Ltd. (a)	1,120,110	317,880
Scentre Group REIT	500,886	1,202,543
Stockland REIT	131,216	446,860
Super Retail Group Ltd.	52,900	508,361
Ventia Services Group Pty. Ltd.	204,949	608,375
West African Resources Ltd. (a)	250,020	247,116
Westgold Resources Ltd. (b)	239,523	445,355
Westpac Banking Corp.	21,062	458,395
		9,822,574
AUSTRIA — 1.5%
BAWAG Group AG (c)	6,422	509,730
Erste Group Bank AG	25,050	1,375,890
		1,885,620
CHINA — 0.7%
E-Commodities Holdings Ltd.	436,000	78,443
Yangzijiang Shipbuilding Holdings Ltd.	433,400	780,318
		858,761
DENMARK — 1.7%
Bavarian Nordic AS (a)	1,859	51,014
Novo Nordisk AS Class B	12,388	1,331,134
Pandora AS	3,171	511,350
Per Aarsleff Holding AS	1,197	78,297
Sydbank AS	4,643	230,974
		2,202,769
FINLAND — 1.4%
Cargotec OYJ Class B	10,455	582,215
Nokia OYJ	293,911	1,237,807
		1,820,022
FRANCE — 8.3%
AXA SA	15,467	539,840
BNP Paribas SA	1,218	73,009
Bureau Veritas SA	33,928	1,034,093
Carmila SA REIT	15,544	271,428
Cie de Saint-Gobain SA	16,557	1,512,873
Cie des Alpes	8,358	132,502
Cie Generale des Etablissements Michelin SCA	10,584	344,432
Derichebourg SA	36,347	175,790
Engie SA	89,935	1,435,763
Security Description	Shares	Value
Eurazeo SE	4,466	$328,719
Kaufman & Broad SA	8,352	277,984
Klepierre SA REIT	41,198	1,247,827
La Francaise des Jeux SACA (c)	6,768	267,880
LVMH Moet Hennessy Louis Vuitton SE	90	56,434
Publicis Groupe SA	13,334	1,449,237
Rexel SA	45,407	1,174,445
TotalEnergies SE	7,572	440,499
		10,762,755
GERMANY — 10.4%
Allianz SE	1,011	312,637
Bilfinger SE	6,304	290,878
Ceconomy AG (a)	42,234	143,475
Cewe Stiftung & Co. KGaA	713	73,042
Deutsche Bank AG	89,201	1,517,408
Deutsche Telekom AG	68,004	2,179,209
Evonik Industries AG	59,238	1,088,639
Fresenius SE & Co. KGaA (a)	37,060	1,304,869
Heidelberg Materials AG	11,037	1,394,646
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,461	1,810,510
SAF-Holland SE	5,439	78,052
SAP SE	13,283	3,161,508
		13,354,873
HONG KONG — 2.2%
Johnson Electric Holdings Ltd.	86,500	120,056
Swire Pacific Ltd. Class A	96,000	790,192
WH Group Ltd. (c)	1,628,000	1,290,868
Yue Yuen Industrial Holdings Ltd.	289,000	646,233
		2,847,349
INDONESIA — 0.5%
First Pacific Co. Ltd.	1,052,000	604,318
IRELAND — 1.2%
AerCap Holdings NV	14,600	1,450,656
COSMO Pharmaceuticals NV	1,734	124,448
		1,575,104
ISRAEL — 2.4%
Bank Leumi Le-Israel BM	57,916	659,016
Teva Pharmaceutical Industries Ltd. ADR (a)	77,100	1,293,738
Wix.com Ltd. (a)	5,300	1,185,822
		3,138,576
ITALY — 5.0%
A2A SpA	31,826	71,977
Anima Holding SpA (c)	59,805	394,939
BPER Banca SpA	207,633	1,269,646
Coca-Cola HBC AG	36,069	1,289,098
Intesa Sanpaolo SpA	405,827	1,557,748
OVS SpA (c)	11,377	33,978
UniCredit SpA	40,021	1,541,058

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
Unipol Gruppo SpA	19,131	$231,213
		6,389,657
JAPAN — 21.6%
Aisan Industry Co. Ltd.	30,700	272,861
Brother Industries Ltd.	6,600	116,219
Canon, Inc. (b)	45,400	1,476,926
Chugoku Marine Paints Ltd.	8,600	137,184
Daiwa House Industry Co. Ltd.	45,600	1,433,761
Dowa Holdings Co. Ltd.	4,500	134,513
ENEOS Holdings, Inc.	253,300	1,369,079
FCC Co. Ltd.	30,000	598,035
Fuji Seal International, Inc.	9,900	164,471
H2O Retailing Corp.	11,700	163,412
Hamakyorex Co. Ltd.	38,000	324,031
Hitachi Ltd.	33,600	842,245
Idemitsu Kosan Co. Ltd.	117,800	786,986
ITOCHU Corp.	700	34,542
J Front Retailing Co. Ltd.	33,800	401,945
JVCKenwood Corp.	64,200	645,475
Kansai Electric Power Co., Inc.	103,800	1,335,652
Komatsu Ltd.	30,000	807,137
Max Co. Ltd.	12,500	286,521
Mitsui & Co. Ltd.	79,500	1,666,079
Mitsui Mining & Smelting Co. Ltd.	21,000	656,075
NEC Corp.	5,300	451,407
NHK Spring Co. Ltd.	51,300	595,483
Nippon Shokubai Co. Ltd.	3,500	42,487
Nippon Yusen KK (b)	29,100	932,662
Niterra Co. Ltd.	18,400	569,805
Nojima Corp.	20,400	315,734
Nomura Holdings, Inc.	234,000	1,409,567
Noritsu Koki Co. Ltd.	23,100	691,580
ORIX Corp.	39,600	891,026
Otsuka Holdings Co. Ltd.	24,300	1,410,355
Recruit Holdings Co. Ltd.	8,900	617,659
Sakata INX Corp.	5,400	54,996
San-Ai Obbli Co. Ltd.	19,100	241,239
Seiko Group Corp. (b)	23,300	641,513
Subaru Corp.	10,400	167,252
Sumitomo Electric Industries Ltd.	73,100	1,409,828
Sumitomo Riko Co. Ltd.	17,200	179,540
SWCC Corp.	2,400	120,770
Taiheiyo Cement Corp.	7,900	200,773
Takasago International Corp.	2,200	79,979
TDK Corp.	112,700	1,452,809
Tokyo Electron Ltd.	6,300	981,375
Toyota Motor Corp.	7,600	129,587
Tsubakimoto Chain Co.	2,100	26,257
YAMABIKO Corp.	13,300	219,533
Yokogawa Electric Corp.	13,500	300,692
		27,787,057
JORDAN — 0.5%
Hikma Pharmaceuticals PLC	29,051	712,426
Security Description	Shares	Value
NETHERLANDS — 3.0%
Koninklijke KPN NV	346,143	$1,344,772
Koninklijke Philips NV (a)	47,190	1,287,982
NN Group NV	27,149	1,263,336
		3,896,090
NORWAY — 0.5%
Belships ASA	32,467	53,559
Hoegh Autoliners ASA	16,508	191,822
MPC Container Ships ASA	71,250	139,687
Norsk Hydro ASA	31,563	195,396
Wallenius Wilhelmsen ASA	11,823	115,200
		695,664
SINGAPORE — 1.4%
BW LPG Ltd. (c)	34,556	419,392
Oversea-Chinese Banking Corp. Ltd.	118,200	1,437,598
		1,856,990
SPAIN — 3.9%
ACS Actividades de Construccion y Servicios SA	27,896	1,297,801
Banco Bilbao Vizcaya Argentaria SA	41,942	396,644
Banco Santander SA	262,501	1,215,535
Iberdrola SA	105,619	1,507,866
Indra Sistemas SA (b)	33,149	584,459
		5,002,305
SWEDEN — 2.2%
Alimak Group AB (c)	4,097	44,916
Attendo AB (c)	68,885	307,389
Clas Ohlson AB Class B	26,889	486,372
Granges AB	36,946	421,664
Peab AB Class B	69,842	513,983
Storskogen Group AB Class B	218,038	225,824
Telefonaktiebolaget LM Ericsson Class B	97,050	790,223
		2,790,371
SWITZERLAND — 3.9%
EFG International AG	41,868	570,538
Logitech International SA	4,650	377,555
Novartis AG	27,368	2,898,721
Sonova Holding AG	2,804	957,805
Zurich Insurance Group AG	302	191,571
		4,996,190
TAIWAN — 0.7%
ASML Holding NV	1,234	859,832
UNITED KINGDOM — 12.8%
3i Group PLC	36,782	1,738,866
AstraZeneca PLC	3,296	445,819
Aviva PLC	219,727	1,354,670
Barclays PLC	494,747	1,663,534
Drax Group PLC	65,969	560,841
Grafton Group PLC CDI	13,241	158,931

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
Hilton Food Group PLC	5,394	$62,289
HSBC Holdings PLC	2,772	25,888
Imperial Brands PLC	48,231	1,579,298
Johnson Service Group PLC	232,426	426,600
Keller Group PLC	4,645	88,097
Kier Group PLC	105,832	197,214
Kingfisher PLC	331,015	1,044,231
Lloyds Banking Group PLC	2,233,969	1,510,839
Mitie Group PLC (b)	443,515	616,182
NatWest Group PLC	312,163	1,602,274
Paragon Banking Group PLC	27,942	269,783
Tesco PLC (b)	340,444	1,589,919
Unilever PLC	25,782	1,544,830
		16,480,105
UNITED STATES — 5.4%
Alcon AG	3,201	284,913
CRH PLC (b)	3,528	362,531
Holcim AG	16,797	1,711,745
Nestle SA	5,862	509,114
Roche Holding AG	9,290	2,695,429
Roche Holding AG Bearer Shares (b)	251	77,187
Sanofi SA	9,907	965,524
Schneider Electric SE	221	56,951
Shell PLC	9,657	311,598
		6,974,992
TOTAL COMMON STOCKS (Cost $116,589,433)		127,314,400

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.63% (d) (e)	341,407	341,407
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,887,276	$1,887,276
TOTAL SHORT-TERM INVESTMENTS (Cost $2,228,683)		2,228,683
TOTAL INVESTMENTS — 100.5% (Cost $118,818,116)		129,543,083
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(672,639)
NET ASSETS — 100.0%		$128,870,444
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$127,314,400	$—	$—	$127,314,400
Short-Term Investments	2,228,683	—	—	2,228,683
TOTAL INVESTMENTS	$129,543,083	$—	$—	$129,543,083
Industry Breakdown as of November 30, 2024

% of Net Assets
Banks	13.3%
Pharmaceuticals	9.3
Insurance	4.4
Capital Markets	3.6
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

% of Net Assets
Trading Companies & Distributors	3.6%
Auto Components	3.2
Construction Materials	2.9
Oil, Gas & Consumable Fuels	2.8
Diversified Telecommunication Services	2.7
Construction & Engineering	2.6
Software	2.5
Metals & Mining	2.4
Specialty Retail	2.4
Electric Utilities	2.2
Machinery	2.1
Retail REITs	2.1
Industrial Conglomerates	2.0
Health Care Equipment & Supplies	2.0
Food Products	1.9
IT Services	1.7
Multi-Utilities	1.7
Communications Equipment	1.6
Technology Hardware, Storage & Peripherals	1.5
Financial Services	1.5
Textiles, Apparel & Luxury Goods	1.5
Semiconductors & Semiconductor Equipment	1.4
Electronic Equipment, Instruments & Components	1.4
Professional Services	1.3
Health Care Providers & Services	1.3
Consumer Staples Distribution & Retail	1.2
Commercial Services & Supplies	1.2
Tobacco	1.2
Personal Care Products	1.2
Building Products	1.2
Media	1.1
Real Estate Management & Development	1.1
Marine	1.1
Chemicals	1.1
Beverages	1.0
Airlines	1.0
Household Durables	0.7
Hotels, Restaurants & Leisure	0.6
Independent Power & Renewable Electricity Producers	0.4
Consumer Finance	0.4
Diversified REITs	0.4
Broadline Retail	0.3
Air Freight & Logistics	0.3
Automobiles	0.2
Electrical Equipment	0.1
Containers & Packaging	0.1
Biotechnology	0.0*
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/24	Value at 8/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	533,957	$533,957	$6,849,452	$7,042,002	$—	$—	341,407	$341,407	$10,405
State Street Navigator Securities Lending Portfolio II	225,675	225,675	11,012,113	9,350,512	—	—	1,887,276	1,887,276	2,366
Total		$759,632	$17,861,565	$16,392,514	$—	$—		$2,228,683	$12,771
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
November 30, 2024  (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's Portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments  (continued)
November 30, 2024  (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2024 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in the Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2024, the Fund entered into futures contracts in order to equitize cash.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2024, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.